FINANCE RECEIVABLES (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Finance receivables past due
60-89 Days Past Due	$ 4,265	$ 4,745
90-180 Days Past Due	10,565	12,321
Total 60-180 Days Past Due	14,830	17,066
0-59 Days Past Due	253,692	347,132
Total Finance Receivables	268,522	364,198
Military Loans
Finance receivables past due
60-89 Days Past Due	4,120	4,403
90-180 Days Past Due	10,083	11,223
Total 60-180 Days Past Due	14,203	15,626
0-59 Days Past Due	249,472	332,918
Total Finance Receivables	263,675	348,544
Retail installment contracts
Finance receivables past due
60-89 Days Past Due	145	342
90-180 Days Past Due	482	1,098
Total 60-180 Days Past Due	627	1,440
0-59 Days Past Due	4,220	14,214
Total Finance Receivables	$ 4,847	$ 15,654